Condensed Financial Information of the Company - CONDENSED STATEMENT OF INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Selling, general and administrative expenses	$ (198,108)	$ (138,669)	$ (141,355)
Other operating income	46,390	100,560	37,340
Other operating expense	(6,963)	(9,453)	(6,984)
Operating income	447,253	540,637	304,575
Share of income in subsidiaries and associates	(996)	7,108	(970)
Income before financial results and income tax	446,257	547,745	303,605
Financial income	71,430	101,598	63,859
Financial loss	110,305	(406,570)	(196,405)
Income before income tax	606,732	202,226	190,518
Income tax	(298,820)	24,241	(24,883)
Income / (loss) for the year	307,912	226,467	165,635
Parent | Reportable legal entities
Continuing operations
Selling, general and administrative expenses	(7,816)	(7,728)	(7,342)
Other operating income	5	2,972	6
Other operating expense		(1)	(5)
Operating income	(7,811)	(4,757)	(7,341)
Share of income in subsidiaries and associates	283,083	247,585	182,050
Income before financial results and income tax	275,272	242,828	174,709
Financial income	6,573	1,905	1,874
Financial loss	(723)	(586)	(429)
Income before income tax	281,122	244,147	176,154
Income tax	(1,854)	(4,629)	(1,307)
Income / (loss) for the year	$ 279,268	$ 239,518	$ 174,847